CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net profit	$ 207,222	$ 519,530	$ 266,471
Other comprehensive income, net of tax:
Foreign currency translation adjustment	(19,956)	(15,761)	(27,595)
Unrealized gain (loss) on derivatives and marketable securities	1,065	4,769	(690)
Realized gain on marketable securities which was previously presented in other comprehensive income	(9,524)	0	0
Change in employees plan assets and benefit obligations	126	(222)	(938)
Comprehensive income	178,933	508,316	237,248
Comprehensive loss attributable to non-controlling interest	7,678	4,780	7,667
Comprehensive income attributable to the Company	$ 186,611	$ 513,096	$ 244,915